7. Interest in joint venture (Tables)	12 Months Ended
Dec. 31, 2017
Interest In Joint Venture Tables
Interest in joint ventures
Percentage interest held		Equity attributable to the owners
in capital stock and votes		12.31.17	12.31.16
SACME	50.00%	424	435